SHAREHOLDERS' EQUITY (Schedule of warrants outstanding and exercisable) (Details) - $ / shares	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.18	$ 1.32	$ 1.66
Number of Warrants	3,240,000	11,894,746	5,694,746
December 31, 2023 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 1
Number of Warrants	632,400
January 30, 2024 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 1
Number of Warrants	1,407,600
May 24, 2024 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.5
Number of Warrants	1,200,000